Consolidated companies and business acquired and divested	12 Months Ended
Dec. 31, 2020
Consolidated companies and businesses acquired and divested [Abstract]
Consolidated companies and businesses acquired and divested

46 Consolidated companies and businesses acquired and divested

Acquisitions

There were no significant acquisitions in 2020.

In May 2019 ING acquired 80% of the shares of Intersoftware Group B.V., Findata Access B.V. and Unitrust B.V. (ISW Group) for a total consideration of EUR 18 million. The acquisition of ISW Group resulted in the recognition of goodwill of EUR 17 million.

In 2018 ING Bank obtained control over Payvision Holding B.V. (Payvision) by acquiring 75% of its shares. The share purchase agreement included a put option exercisable by the original shareholders and a call option exercisable by ING for the remaining 25% shares. The put and call option led to the recognition of a financial liability with initial recognition through shareholders’ equity of EUR 87 million. In November 2019 ING Bank agreed to purchase the remaining 25% shares in three tranches between November 2019 and April 2020 for a total consideration of EUR 90 million. This resulted in the remeasurement of the financial liability to EUR 90 million. A stake of 23% was purchased in 2019 which reduced the outstanding financial liability and on 30 April 2020 ING purchased the remaining stake of 2%. As at 31 December 2020 the ownership interest of ING Bank was 100%. Given that ING Bank already had control over Payvision, the acquisition of the shares in 2020 represents a shareholder transaction and resulted in a transfer between Non-controlling interest and Shareholders equity of EUR 1 million.

Divestments

There were no significant divestments in 2020

In July 2019 ING completed the sale of part of the ING Lease Italy business. The settlement price amounted to EUR 1,162 million, consisted of a EUR 368 million cash settlement, a EUR 20 million Deferred Purchase Price and a EUR 774 million Senior Loan facility for the portfolio of lease receivables. The deferred purchase price is linked to the performance of the sold portfolio and is reported under the financial assets mandatorily measured at fair value through profit and loss. The additional loss in 2019 amounted EUR -2 million (2018: EUR -123 million). The Italian lease business was reported as Assets Held for Sale as at 31 December 2018 and previously included in the business line segment Wholesale Banking and geographical segment Other Challengers.

Reference is made to Note 24 ‘Result on the disposal of group companies’.